Segment Reporting - Financials (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Segment Reporting
Number of operating segments | item	2
Revenue	$ 1,219.0	$ 1,315.7
Expenses
Costs of sales	179.3	176.9
Depletion and depreciation	273.1	286.2
Gross profit	766.6	852.6
Other operating expenses (income)
General and administrative expenses	24.5	22.5
Share-based compensation expenses	4.4	10.1
Impairment losses (Note 9)	1,173.3
Gain on sale of royalty interest (Note 9)	(3.7)
Gain on sale of gold bullion	(3.9)	(0.7)
Foreign exchange gain and other income	(14.4)	(3.6)
(Loss) income before finance items and income taxes	(413.6)	824.3
Finance items
Finance income	52.3	12.6
Finance expenses	(2.9)	(3.2)
Net (loss) income before income taxes	(364.2)	833.7
Operating Segments
Segment Reporting
Revenue	1,219.0	1,315.7
Expenses
Costs of sales	179.3	176.9
Depletion and depreciation	272.4	285.6
Gross profit	767.3	853.2
Other operating expenses (income)
General and administrative expenses	24.5	22.5
Share-based compensation expenses	4.4	10.1
Impairment losses (Note 9)	1,173.3
Gain on sale of royalty interest (Note 9)	(3.7)
Gain on sale of gold bullion	(3.9)	(0.7)
Depreciation	0.7	0.6
Foreign exchange gain and other income	(14.4)	(3.6)
(Loss) income before finance items and income taxes	(413.6)	824.3
Finance items
Finance income	52.3	12.6
Finance expenses	(2.9)	(3.2)
Net (loss) income before income taxes	(364.2)	833.7
Operating Segments | Mining Segment
Segment Reporting
Revenue	1,011.3	982.1
Expenses
Costs of sales	166.6	160.3
Depletion and depreciation	209.9	217.6
Gross profit	634.8	604.2
Operating Segments | Energy Segment
Segment Reporting
Revenue	207.7	333.6
Expenses
Costs of sales	12.7	16.6
Depletion and depreciation	62.5	68.0
Gross profit	$ 132.5	$ 249.0